Document and Entity Information	Jul. 01, 2026	Nov. 06, 2024
Document And Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Jul. 01, 2026
Entity Registrant Name		CURIOSITYSTREAM INC.
Entity Incorporation State Country Code		DE
Entity File Number		001-39139
Entity Tax Identification Number		84-1797523
Entity Address, Address Line One		8484 Georgia Ave.
Entity Address, Address Line Two		Suite 700
Entity Address, City or Town		Silver Spring
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20910
City Area Code		(301)
Local Phone Number		755-2050
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0001776909
Common Stock Par Value 0.0001
Document And Entity Information [Line Items]
Security 12b Title		Common Stock, par value $0.0001
Trading Symbol		CURI
Security Exchange Name		NASDAQ